Revenue from Contracts with Customers - Revenue Recognition Expected (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 346
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Operating Segments [Member] | Exploration and Production [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 104
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Operating Segments [Member] | WES Midstream [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 675
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Other [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ (433)
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 336
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Operating Segments [Member] | Exploration and Production [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 103
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Operating Segments [Member] | WES Midstream [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 847
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Other [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ (614)
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 317
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Operating Segments [Member] | Exploration and Production [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 103
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Operating Segments [Member] | WES Midstream [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 895
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Other [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ (681)
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 214
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Operating Segments [Member] | Exploration and Production [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Operating Segments [Member] | WES Midstream [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	947
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Other [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	(740)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 170
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Operating Segments [Member] | Exploration and Production [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 7
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Operating Segments [Member] | WES Midstream [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 913
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Other [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ (750)
Performance obligation expected to be satisfied, expected timing	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 546
Performance obligation expected to be satisfied, expected timing
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Operating Segments [Member] | Exploration and Production [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 58
Performance obligation expected to be satisfied, expected timing
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Operating Segments [Member] | WES Midstream [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 4,565
Performance obligation expected to be satisfied, expected timing
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Other [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ (4,077)
Performance obligation expected to be satisfied, expected timing
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ 1,929
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Operating Segments [Member] | Exploration and Production [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	382
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Operating Segments [Member] | WES Midstream [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	8,842
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Other [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be satisfied	$ (7,295)